Pension and Savings Plans (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Real Estate Investment [Member]
Summary of changes in the fair value of the Master Trust's investments
Fair value of plan assets at beginning of period	$ 29.9
Assets Held At Reporting Date:
Fair value of plan assets at end of period	30.2	$ 29.9
Level 3 [Member]
Summary of changes in the fair value of the Master Trust's investments
Fair value of plan assets at beginning of period	29.9
Assets Held At Reporting Date:
Fair value of plan assets at end of period	30.2	29.9
Level 3 [Member] | Real Estate Investment [Member]
Summary of changes in the fair value of the Master Trust's investments
Fair value of plan assets at beginning of period	29.9	27.8
Assets Held At Reporting Date:
Realized gains	0.2	0.7
Unrealized gains relatng to investments still held at the reporting date	4.9	2.6
Purchases, sales and settlements, net	(4.8)	(1.2)
Fair value of plan assets at end of period	$ 30.2	$ 29.9